Cash Distributions (Tables)	12 Months Ended
Dec. 31, 2014
Partners' Capital [Abstract]
Distributions made to unitholders
The table below summarizes information related to our quarterly cash distributions:

Quarterly Period Ended	Total Quarterly Distribution (Per Unit)	Total Cash Distribution (In Thousands)	Declaration Date	Record Date	Distribution Date
December 31, 2014	$0.266	$15,829	January 26, 2015	February 5, 2015	February 12, 2015
September 30, 2014	0.24	14,102	October 14, 2014	October 31, 2014	November 12, 2014
June 30, 2014	0.2225	13,074	July 15, 2014	August 1, 2014	August 13, 2014
March 31, 2014	0.2125	12,487	April 17, 2014	May 1, 2014	May 14, 2014
December 31, 2013	0.037	2,174	January 20, 2014	January 31, 2014	February 12, 2014

The following table reflects the allocation of total cash distributions to the general and limited partners and distribution equivalent right (DER) payments (see Notes 10 and 11 for a description of DERs) applicable to the period in which the distributions and DERs were earned (in thousands):

	Year Ended December 31, 2014	December 16, 2013 through December 31, 2013
General partner’s distributions:
General partner’s distributions	$1,110	$44
General partner’s incentive distribution rights (IDRs)	194	—
Total general partner’s distributions	1,304	44
Limited partners’ distributions:
Common – public	16,232	638
Common – Valero	10,859	427
Subordinated – Valero	27,091	1,065
Total limited partners’ distributions	54,182	2,130
DERs	6	—
Total cash distributions, including DERs	$55,492	$2,174